                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: July 31, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended July 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED JULY 31, 2006

                                                                                     LIPPER
                                                                                MIXED-ASSET
                                                       LEHMAN                        TARGET
                                                     BROTHERS      RUSSELL       ALLOCATION       LIPPER
                                                 U.S. GOV'T./      1000(R)     CONSERVATIVE       INCOME
                                                       CREDIT        VALUE            FUNDS        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D         INDEX(1)     INDEX(2)         INDEX(3)     INDEX(4)

   0.76%       0.44%       0.46%       0.96%            0.32%       5.07%             0.75%       1.53%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

In the bond market, the six-month period provided few surprises. As was widely expected, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the target rate to 5.25 percent at the end of June. In the Fed's view, the U.S. economy remains on solid footing, and core inflation is still relatively low, though most measures of core inflation are either at or above the high end of the range viewed as acceptable by the Fed. Within the government sector, U.S. Treasuries underperformed over the six-month period because of their high sensitivity to fluctuating interest rates and their relatively low yields. Given ongoing concerns over inflation and increased risk in the corporate market, the credit sector had trouble keeping pace with other fixed-income sectors, and posted its lowest six-month return since 1999. Within the investment-grade portion of the sector, lower-rated issues (BBB-and A-rated) outpaced higher-rated issues (AA-rated and above). Industrials posted the highest returns, followed by utilities and financials. Overall, longer dated corporate issues underperformed shorter-dated issues.

The stock market produced flat results for the six-month period overall. Although 2006 began with a strong market rally, rising uncertainties about inflation and economic slowdown overshadowed the market's more positive influences. Against a backdrop of spiking commodity prices, the Fed continued to raise the federal funds rate and indicate that future rate increases were possible. With housing and consumer trends already showing initial signs of deceleration, investors grew increasingly anxious about the Fed's language. (Note: In August, after the close of the reporting period, the Fed paused its series of interest rate increases for the first time since it began monetary tightening in June 2004.) Although corporate profits had continued to be healthy for the most part, corporate managements began to downgrade their business outlooks in light of a potentially slowing economy. In May and June, stocks marked a level of price volatility not seen in several years, leading to a stock market correction that rippled across markets worldwide. By the end of the period, however, the markets recovered some of their lost ground. Value stocks -- in which the Fund invests -- fared better than the broad market, eking out a modest gain for the six months overall.

PERFORMANCE ANALYSIS

Morgan Stanley Balanced Income Fund outperformed the Lehman Brothers U.S. Government/Credit Index, and underperformed the Russell 1000(R) Value Index and the Lipper Income Funds Index for the six months ended July 31, 2006, assuming no deduction of applicable sales charges. The Fund's Class A and D shares outperformed and Class B and C shares underperformed the Lipper Mixed-Asset Target Allocation Conservative Funds Index for the same period, assuming no deduction of applicable sales charges.

Within the Fund's fixed income investments, we kept the Fund's overall duration* well below that of the Lehman Brothers U.S. Government/Credit Index during the period. This posture was beneficial to the Fund's performance as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve. Our focus on higher-coupon mortgage-backed securities with slow prepayments also added to performance, particularly in the second half of the period when higher-coupon issues outperformed low-coupon issues. Gains from these securities were partially offset, however, by a large underweight in lower- and current-coupon issues, which outperformed during the first half of the period. Within the credit section of the portfolio, we employed a defensive strategy with a focus on higher-quality securities, which enhanced relative performance, as did our strong security selection.

In the stock portion of the portfolio, the consumer discretionary sector drove positive performance relative to the Russell 1000 Value Index during the period, particularly in our selection of retail and auto stocks. The Fund's basic materials exposure also contributed positively to relative gains due to company specific events. Another area of strength was the Fund's positioning in the technology sector. Although the Fund's technology holdings had a negative return overall, our investment process led us to avoid some of the broad market's weakest performing hardware and equipment stocks.

In contrast, telecommunication services stocks detracted most from returns relative to the Russell 1000 Value Index. After several years of declining performance, the telecommunication services sector began to show signs of progress during the period. However, our selections did not perform as well as those stocks that led the sector's turnaround. Although the financials sector produced a positive return on an absolute basis, stock selection and an underweight allocation caused the Fund's performance to lag that of the benchmark sector, largely due to the Fund's lack of exposure to real estate investment trusts and minimal exposure to regional banks. In the consumer staples sector, stock selection in the food and staples retailing and beverage and tobacco industries proved disadvantageous.

During the period, we maintained the Fund's asset allocation. As of the end of the reporting period, the Fund held 66 percent in bonds and 34 percent in stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

----------------------------------------------------

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP 10 HOLDINGS
   U.S. Treasury Securities                            20.3%
   Fed. Natl. Mtge. Assoc.                             15.3
   USAA Auto Owner Trust                                1.5
   American Express Credit Acct.                        1.4
   JPMorgan Chase & Co.                                 1.2
   Bayer AG (ADR) (Germany)                             1.1
   Honda Auto Receivables Owner Trust                   1.1
   Harley-Davidson Motorcycle Trust                     1.0
   Citigroup, Inc.                                      1.0
   CNH Equipment Trust                                  0.9

   PORTFOLIO COMPOSITION*
   Common Stocks                                       34.1%
   U.S. Government Agencies & Obligations              30.9
   Corporate Bonds                                     15.5
   Asset-Backed Securities                             12.7
   Short-Term Investments                               6.8
   Put Option Purchased                                 0.0

* Does not include open long futures contracts with an underlying face amount of $15,859,375 and unrealized appreciation of $92,842 and open short futures contracts with an underlying face amount of $13,412,313 and unrealized depreciation of $65,293.

Data as of July 31, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME-PRODUCING SECURITIES, CONSISTING OF (1) FIXED-INCOME SECURITIES AND (2) DIVIDEND PAYING COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS. WITHIN THE LIMITATIONS DETAILED IN THE FUND'S PROSPECTUS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY PURCHASE OR SELL SECURITIES IN ANY PROPORTION IT BELIEVES DESIRABLE BASED ON ITS ASSESSMENT OF BUSINESS, ECONOMIC AND INVESTMENT CONDITIONS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT

(800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND
PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BINAX                     BINBX                    BINCX                    BINDX
   1 YEAR                               3.22%(5)                  2.50%(5)                 2.52%(5)                 3.56%(5)
                                       (2.20)(6)                 (2.17)(6)                 1.59(6)            --
   5 YEARS                              4.13(5)                   3.35(5)                  3.38(5)                  4.40(5)
                                        3.01(6)                   3.01(6)                  3.38(6)                    --
   10 YEARS                               --                        --                     6.15(5)                    --
                                          --                        --                     6.15(6)                    --
   SINCE INCEPTION                      5.56(5)                   4.74(5)                  6.79(5)                  5.79(5)
                                        4.93(6)                   4.74(6)                  6.79(6)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Conservative Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 fund represented in this Index. The Fund is in the Lipper Mixed-Asset Target Allocation Conservative Funds classification as of 7/31/2006.

(4) The Lipper Income Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/06 - 07/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/06 -
                                                                     02/01/06            07/31/06             07/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (0.76% return).......................................         $1,000.00           $1,007.60             $ 6.92
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.90             $ 6.95
CLASS B
Actual (0.44% return).......................................         $1,000.00           $1,004.40             $10.64
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.18             $10.69
CLASS C
Actual (0.46% return).......................................         $1,000.00           $1,004.60             $10.64
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.18             $10.69
CLASS D
Actual (0.96% return).......................................         $1,000.00           $1,009.60             $ 5.68
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.14             $ 5.71

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.39%, 2.14%, 2.14% and 1.14% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Common Stocks (32.9%)
            Aerospace & Defense (0.7%)
   7,740    Northrop Grumman Corp. .....................................................  $    512,311
  11,760    Raytheon Co. ...............................................................       530,023
                                                                                          ------------
                                                                                             1,042,334
                                                                                          ------------
            Beverages: Alcoholic (0.3%)
   6,230    Diageo PLC (ADR) (United Kingdom)...........................................       438,094
                                                                                          ------------
            Beverages: Non-Alcoholic (0.6%)
  17,830    Coca-Cola Co. (The).........................................................       793,435
                                                                                          ------------
            Broadcasting (0.7%)
  32,120    Clear Channel Communications, Inc. .........................................       929,874
                                                                                          ------------
            Cable/Satellite TV (0.2%)
   9,000    Comcast Corp. (Class A)*....................................................       309,420
                                                                                          ------------
            Chemicals: Major Diversified (1.5%)
  31,530    Bayer AG (ADR) (Germany)....................................................     1,552,222
  13,500    Du Pont (E.I.) de Nemours & Co. ............................................       535,410
                                                                                          ------------
                                                                                             2,087,632
                                                                                          ------------
            Computer Processing Hardware (0.1%)
   4,555    Hewlett-Packard Co. ........................................................       145,350
                                                                                          ------------
            Department Stores (0.2%)
   4,130    Kohl's Corp.*...............................................................       233,882
                                                                                          ------------
            Discount Stores (0.5%)
  15,630    Wal-Mart Stores, Inc. ......................................................       695,535
                                                                                          ------------
            Electric Utilities (1.2%)
  12,750    American Electric Power Co., Inc. ..........................................       460,530
   9,660    Entergy Corp. ..............................................................       744,786
   9,970    FirstEnergy Corp. ..........................................................       558,320
                                                                                          ------------
                                                                                             1,763,636
                                                                                          ------------
            Finance/Rental/Leasing (0.6%)
  15,380    Freddie Mac.................................................................       889,887
                                                                                          ------------
            Financial Conglomerates (2.6%)
  28,680    Citigroup, Inc. ............................................................     1,385,531
  38,376    JPMorgan Chase & Co. .......................................................     1,750,713
   9,140    State Street Corp. .........................................................       548,948
                                                                                          ------------
                                                                                             3,685,192
                                                                                          ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Food Retail (0.1%)
   3,050    Kroger Co. .................................................................  $     69,936
   1,700    Safeway, Inc. ..............................................................        47,736
   2,800    Supervalu, Inc. ............................................................        75,908
                                                                                          ------------
                                                                                               193,580
                                                                                          ------------
            Food: Major Diversified (0.6%)
   8,600    ConAgra Foods Inc. .........................................................       184,900
  29,040    Unilever N.V. (NY Registered Shares) (Netherlands)..........................       687,667
                                                                                          ------------
                                                                                               872,567
                                                                                          ------------
            Food: Specialty/Candy (0.4%)
  13,340    Cadbury Schweppes PLC (ADR) (United Kingdom)................................       523,728
                                                                                          ------------
            Household/Personal Care (0.4%)
   8,810    Procter & Gamble Co. (The)..................................................       495,122
                                                                                          ------------
            Industrial Conglomerates (1.5%)
  36,380    General Electric Co. .......................................................     1,189,262
   6,370    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda).................................       228,046
   9,180    Siemens AG (ADR) (Germany)..................................................       741,101
                                                                                          ------------
                                                                                             2,158,409
                                                                                          ------------
            Insurance Brokers/Services (0.6%)
  32,000    Marsh & McLennan Companies, Inc. ...........................................       864,960
                                                                                          ------------
            Integrated Oil (2.0%)
   9,700    BP PLC (ADR) (United Kingdom)...............................................       703,444
  15,230    ConocoPhillips..............................................................     1,045,387
   5,170    Exxon Mobil Corp. ..........................................................       350,216
  11,480    Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)......................       812,784
                                                                                          ------------
                                                                                             2,911,831
                                                                                          ------------
            Investment Banks/Brokers (1.5%)
   2,070    Goldman Sachs Group, Inc. (The).............................................       316,192
  15,570    Merrill Lynch & Co., Inc. ..................................................     1,133,807
  47,100    Schwab (Charles) Corp. (The)................................................       747,948
                                                                                          ------------
                                                                                             2,197,947
                                                                                          ------------
            Life/Health Insurance (0.1%)
  12,510    Aegon N.V. (NY Registered Shares) (Netherlands).............................       211,669
                                                                                          ------------
            Major Banks (1.1%)
  18,152    Bank of America Corp. ......................................................       935,372
   8,260    PNC Financial Services Group................................................       585,138
                                                                                          ------------
                                                                                             1,520,510
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Major Telecommunications (2.0%)
   5,723    Embarq Corp. ...............................................................  $    258,966
  21,800    France Telecom S.A. (ADR) (France)..........................................       506,414
  51,267    Sprint Nextel Corp. ........................................................     1,015,087
  30,457    Verizon Communications, Inc. ...............................................     1,030,056
                                                                                          ------------
                                                                                             2,810,523
                                                                                          ------------
            Managed Health Care (0.2%)
   3,090    CIGNA Corp. ................................................................       281,962
                                                                                          ------------
            Media Conglomerates (1.7%)
  24,500    Disney (Walt) Co. (The).....................................................       727,405
  66,240    Time Warner, Inc. ..........................................................     1,092,960
  15,910    Viacom, Inc. (Class B)*.....................................................       554,464
                                                                                          ------------
                                                                                             2,374,829
                                                                                          ------------
            Medical Specialties (0.2%)
   7,460    Applera Corp. - Applied Biosystems Group....................................       239,839
                                                                                          ------------
            Motor Vehicles (0.3%)
  14,360    Honda Motor Co., Ltd. (ADR) (Japan).........................................       473,162
                                                                                          ------------
            Multi-Line Insurance (0.3%)
   5,880    Hartford Financial Services Group, Inc. (The)...............................       498,859
                                                                                          ------------
            Oil Refining/Marketing (0.1%)
   1,900    Marathon Oil Corp. .........................................................       172,216
                                                                                          ------------
            Oilfield Services/Equipment (0.4%)
   8,370    Schlumberger Ltd. (Netherlands Antilles)....................................       559,535
                                                                                          ------------
            Other Consumer Services (0.0%)
   1,200    Block (H.&R.), Inc. ........................................................        27,300
                                                                                          ------------
            Packaged Software (0.7%)
  53,897    Symantec Corp.*.............................................................       936,191
                                                                                          ------------
            Pharmaceuticals: Major (5.5%)
  23,380    Abbott Laboratories.........................................................     1,116,863
  44,600    Bristol-Myers Squibb Co. ...................................................     1,069,062
   9,360    GlaxoSmithKline PLC (ADR) (United Kingdom)..................................       517,889
  19,810    Lilly (Eli) & Co. ..........................................................     1,124,614
  27,220    Pfizer, Inc. ...............................................................       707,448
  12,080    Roche Holdings Ltd. (ADR) (Switzerland).....................................     1,073,308
   9,080    Sanofi-Aventis (ADR) (France)...............................................       430,301
  54,670    Schering-Plough Corp. ......................................................     1,117,455
  15,800    Wyeth.......................................................................       765,826
                                                                                          ------------
                                                                                             7,922,766
                                                                                          ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Precious Metals (0.4%)
  11,650    Newmont Mining Corp. .......................................................  $    596,830
                                                                                          ------------
            Property - Casualty Insurers (1.6%)
   1,380    ACE Ltd. (Cayman Islands)...................................................        71,111
  15,540    Chubb Corp. (The)...........................................................       783,527
  20,984    St. Paul Travelers Companies, Inc. (The)....................................       961,067
   6,460    XL Capital Ltd. (Class A) (Cayman Islands)..................................       411,502
                                                                                          ------------
                                                                                             2,227,207
                                                                                          ------------
            Regional Banks (0.2%)
   9,300    Fifth Third Bancorp.........................................................       354,702
                                                                                          ------------
            Restaurants (0.2%)
   7,070    McDonald's Corp. ...........................................................       250,207
                                                                                          ------------
            Semiconductors (0.6%)
  23,877    Intel Corp. ................................................................       429,786
  27,090    Micron Technology, Inc.*....................................................       422,333
                                                                                          ------------
                                                                                               852,119
                                                                                          ------------
            Specialty Insurance (0.3%)
   5,060    MGIC Investment Corp. ......................................................       287,965
   4,150    PMI Group, Inc. (The).......................................................       176,209
                                                                                          ------------
                                                                                               464,174
                                                                                          ------------
            Specialty Stores (0.1%)
   5,530    Office Depot, Inc.*.........................................................       199,357
                                                                                          ------------
            Telecommunication Equipment (0.2%)
  12,460    Motorola, Inc. .............................................................       283,590
                                                                                          ------------
            Tobacco (0.4%)
   6,920    Altria Group, Inc. .........................................................       553,392
                                                                                          ------------
            Total Common Stocks (Cost $39,174,995)......................................    47,043,354
                                                                                          ------------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE
---------                                                               ------   --------
            Corporate Bonds (16.5%)
            Advertising/Marketing Services (0.1%)
 $   190    WPP Finance (UK) Corp. (United Kingdom)...................  5.875%   06/15/14        186,258
                                                                                            ------------
            Aerospace & Defense (0.4%)
     235    Northrop Grumman Corp. ...................................  4.079    11/16/06        233,993
     370    Systems 2001 Asset Trust - 144A** (Cayman Islands)........  6.664    09/15/13        384,731
                                                                                            ------------
                                                                                                 618,724
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Air Freight/Couriers (0.2%)
 $   225    Fedex Corp. ..............................................  2.65 %   04/01/07   $    220,437
                                                                                            ------------
            Airlines (0.4%)
     321    America West Airlines, Inc. (Series 01-1).................  7.10     04/02/21        330,559
     195    Southwest Airlines Co. (Series 01-1)......................  5.496    11/01/06        195,133
                                                                                            ------------
                                                                                                 525,692
                                                                                            ------------
            Apparel/Footwear Retail (0.1%)
      75    Limited Brands, Inc. .....................................  6.95     03/01/33         72,315
                                                                                            ------------
            Beverages: Alcoholic (0.4%)
     285    FBG Finance Ltd. - 144A** (Australia).....................  5.125    06/15/15        265,166
     290    Miller Brewing Co. - 144A**...............................  4.25     08/15/08        282,497
                                                                                            ------------
                                                                                                 547,663
                                                                                            ------------
            Cable/Satellite TV (0.2%)
     135    Comcast Cable Communications, Inc. .......................  6.75     01/30/11        140,320
      40    Lenfast Communications, Inc. .............................  7.625    02/15/08         41,089
     105    TCI Communications, Inc. .................................  7.875    02/15/26        113,582
                                                                                            ------------
                                                                                                 294,991
                                                                                            ------------
            Casino/Gaming (0.4%)
     415    Harrah's Operating Co., Inc. .............................  5.625    06/01/15        387,815
     110    Harrah's Operating Co., Inc. .............................  6.50     06/01/16        108,464
                                                                                            ------------
                                                                                                 496,279
                                                                                            ------------
            Chemicals: Major Diversified (0.1%)
     170    ICI Wilmington, Inc. .....................................  4.375    12/01/08        165,029
                                                                                            ------------
            Computer Processing Hardware (0.1%)
     185    Hewlett-Packard Co. ......................................  5.339+   05/22/09        185,237
                                                                                            ------------
            Containers/Packaging (0.1%)
     145    Sealed Air Corp. - 144A**.................................  5.625    07/15/13        140,391
                                                                                            ------------
            Department Stores (0.1%)
      50    Federated Department Stores, Inc. ........................  6.625    09/01/08         50,998
      80    May Department Stores Co., Inc. ..........................  5.95     11/01/08         80,483
                                                                                            ------------
                                                                                                 131,481
                                                                                            ------------
            Electric Utilities (2.2%)
     280    Ameren Corp. .............................................  4.263    05/15/07        277,165
     280    Arizona Public Service Co. ...............................  5.80     06/30/14        273,677
      75    Arizona Public Service Co. ...............................  6.75     11/15/06         75,229
     265    Carolina Power & Light Co. ...............................  5.125    09/15/13        255,510
     305    CC Funding Trust I........................................  6.90     02/16/07        306,895
     100    Cincinnati Gas & Electric Co. ............................  5.70     09/15/12         98,907

                       See Notes to Financial Statements
 12

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   140    Consolidated Natural Gas Co. .............................  5.00 %   12/01/14   $    129,928
     230    Consolidated Natural Gas Co. (Series C)...................  6.25     11/01/11        234,265
     180    Consumers Energy Co. .....................................  4.80     02/17/09        176,220
     130    Detroit Edison Co. (The)..................................  6.125    10/01/10        132,432
      90    Entergy Gulf States, Inc. ................................  3.60     06/01/08         86,497
     195    Entergy Gulf States, Inc. ................................  5.631+   12/01/09        193,229
     250    Ohio Power Company - IBC (Series K).......................  6.00     06/01/16        250,453
      70    Panhandle Eastern Pipe Line Co. (Series B)................  2.75     03/15/07         68,738
     165    Public Service Electric & Gas Co. (Series MTNB)...........  5.00     01/01/13        159,084
     155    Texas Eastern Transmission, LP............................  7.00     07/15/32        167,000
     205    Wisconsin Electric Power Co. .............................  3.50     12/01/07        199,955
                                                                                            ------------
                                                                                               3,085,184
                                                                                            ------------
            Electrical Products (0.3%)
     240    Cooper Industries, Inc. ..................................  5.25     07/01/07        238,340
     245    Cooper Industries, Inc. ..................................  5.25     11/15/12        239,843
                                                                                            ------------
                                                                                                 478,183
                                                                                            ------------
            Electronics/Appliances (0.1%)
     160    LG Electronics Inc. - 144A** (South Korea)................  5.00     06/17/10        153,166
                                                                                            ------------
            Finance/Rental/Leasing (1.5%)
     240    CIT Group, Inc. ..........................................  2.875    09/29/06        239,048
     190    CIT Group Inc. (Series MTN)...............................  4.75     08/15/08        187,424
     350    Countrywide Home Loans, Inc. (Series MTN).................  3.25     05/21/08        336,799
     375    MBNA Corp. ...............................................  5.58+    05/05/08        377,936
     335    Nationwide Building Society - 144A** (United Kingdom).....  4.25     02/01/10        321,591
     485    Residential Capital Corp. ................................  6.375    06/30/10        483,779
     150    SLM Corp. ................................................  4.00     01/15/10        142,872
                                                                                            ------------
                                                                                               2,089,449
                                                                                            ------------
            Financial Conglomerates (0.7%)
     500    Associates Corp. of North America.........................  6.25     11/01/08        508,399
     315    Chase Manhattan Corp. ....................................  6.00     02/15/09        318,498
      80    Chase Manhattan Corp. ....................................  7.00     11/15/09         83,417
     165    General Electric Capital Corp. ...........................  4.25     12/01/10        157,840
                                                                                            ------------
                                                                                               1,068,154
                                                                                            ------------
            Food Retail (0.2%)
     210    Fred Meyer, Inc. .........................................  7.45     03/01/08        215,458
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Food: Major Diversified (0.3%)
 $   100    ConAgra Foods, Inc. ......................................  7.00 %   10/01/28   $    103,367
     130    ConAgra Foods, Inc. ......................................  8.25     09/15/30        152,959
     115    Kraft Foods Inc. .........................................  5.25     06/01/07        114,509
                                                                                            ------------
                                                                                                 370,835
                                                                                            ------------
            Forest Products (0.0%)
      19    Weyerhaeuser Co. .........................................  6.125    03/15/07         19,022
                                                                                            ------------
            Gas Distributors (0.3%)
     195    NiSource Finance Corp. ...................................  5.764+   11/23/09        195,456
     180    Sempra Energy.............................................  4.621    05/17/07        178,727
                                                                                            ------------
                                                                                                 374,183
                                                                                            ------------
            Home Furnishings (0.1%)
     155    Mohawk Industries, Inc. (Series D)........................  7.20     04/15/12        160,989
                                                                                            ------------
            Hotels/Resorts/Cruiselines (0.2%)
     305    Hyatt Equities LLC - 144A**...............................  6.875    06/15/07        307,090
                                                                                            ------------
            Household/Personal Care (0.2%)
     350    Clorox Co. (The)..........................................  5.444+   12/14/07        350,611
                                                                                            ------------
            Industrial Conglomerates (0.3%)
     200    Textron Financial Corp. ..................................  4.125    03/03/08        195,591
     250    Textron Financial Corp. (Series MTN)......................  5.125    02/03/11        245,859
                                                                                            ------------
                                                                                                 441,450
                                                                                            ------------
            Insurance Brokers/Services (0.4%)
     570    Farmers Exchange Capital - 144A**.........................  7.05     07/15/28        554,175
                                                                                            ------------
            Major Banks (0.7%)
     120    Bank of New York Co., Inc. (The)..........................  5.20     07/01/07        119,610
     250    Bank of New York Co., Inc. (The) (Series BKNT)............  3.80     02/01/08        244,311
     160    HSBC Finance Corp. .......................................  6.75     05/15/11        167,538
     250    Huntington National Bank (Series BKNT)....................  4.375    01/15/10        241,078
     165    Popular North America Inc. (Series MTN)...................  5.65     04/15/09        164,591
                                                                                            ------------
                                                                                                 937,128
                                                                                            ------------
            Major Telecommunications (1.1%)
     150    Deutsche Telekom International Finance Corp. BV
              (Netherlands)...........................................  8.25+    06/15/30        175,978
     295    France Telecom S.A. (France)..............................  8.50+    03/01/31        364,992
     185    SBC Communications, Inc. .................................  6.15     09/15/34        172,508
      70    Sprint Capital Corp. .....................................  8.75     03/15/32         85,506
     125    Telecom Italia Capital SA (Luxembourg)....................  4.00     11/15/08        120,530
     225    Telecom Italia Capital SA (Luxembourg)....................  4.00     01/15/10        211,944

                       See Notes to Financial Statements
 14

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   140    Telefonica Europe BV (Netherlands)........................  8.25 %   09/15/30   $    162,497
     300    Verizon New England, Inc. ................................  6.50     09/15/11        304,104
                                                                                            ------------
                                                                                               1,598,059
                                                                                            ------------
            Media Conglomerates (0.3%)
      90    News America Holdings, Inc. ..............................  7.75     02/01/24         96,468
     115    News America, Inc. .......................................  7.28     06/30/28        118,244
     255    Viacom, Inc. - 144A**.....................................  6.875    04/30/36        245,307
                                                                                            ------------
                                                                                                 460,019
                                                                                            ------------
            Motor Vehicles (0.1%)
     145    DaimlerChrysler North American Holdings Co. ..............  8.50     01/18/31        167,925
                                                                                            ------------
            Multi-Line Insurance (0.7%)
     660    AIG Sun America Global Finance VI - 144A**................  6.30     05/10/11        681,018
     130    American General Finance Corp. (Series MTNH)..............  4.625    09/01/10        125,300
     125    AXA Financial, Inc. ......................................  6.50     04/01/08        126,491
     135    International Lease Finance Corp. ........................  3.75     08/01/07        132,510
                                                                                            ------------
                                                                                               1,065,319
                                                                                            ------------
            Oil & Gas Pipelines (0.2%)
      95    Kinder Morgan Energy Partners, L.P. ......................  5.125    11/15/14         88,481
     260    Plains All American Pipeline L.P. - 144A**................  6.70     05/15/36        258,138
                                                                                            ------------
                                                                                                 346,619
                                                                                            ------------
            Other Metals/Minerals (0.2%)
     260    Brascan Corp. (Canada)....................................  7.125    06/15/12        273,422
                                                                                            ------------
            Property - Casualty Insurers (1.1%)
     460    Mantis Reef Ltd. - 144A** (Australia).....................  4.692    11/14/08        448,437
     175    Platinum Underwriters Finance Inc. (Series B).............  7.50     06/01/17        173,887
     220    Platinum Underwriters Holdings, Ltd. (Series B)
              (Bahamas)...............................................  6.371    11/16/07        218,292
     315    St. Paul Travelers Companies, Inc. (The)..................  5.01     08/16/07        311,797
     420    XLLIAC Global Funding - 144A**............................  4.80     08/10/10        406,947
                                                                                            ------------
                                                                                               1,559,360
                                                                                            ------------
            Pulp & Paper (0.1%)
      95    Sappi Papier Holding AG - 144A** (Austria)................  6.75     06/15/12         89,665
                                                                                            ------------
            Railroads (0.4%)
     190    Burlington North Santa Fe Railway Co. ....................  6.125    03/15/09        192,911
     175    Norfolk Southern Corp. ...................................  7.35     05/15/07        177,286
      35    Union Pacific Corp. ......................................  6.625    02/01/08         35,545
     110    Union Pacific Corp. (Series MTNE).........................  6.79     11/09/07        111,488
                                                                                            ------------
                                                                                                 517,230
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Real Estate Development (0.5%)
 $   375    World Financial Properties - 144A**.......................  6.91 %   09/01/13   $    389,679
     369    World Financial Properties - 144A**.......................  6.95     09/01/13        384,216
                                                                                            ------------
                                                                                                 773,895
                                                                                            ------------
            Real Estate Investment Trusts (0.1%)
     185    EOP Operating LP..........................................  6.763    06/15/07        186,616
                                                                                            ------------
            Regional Banks (0.3%)
     420    Marshall & Ilsley Bank (Series BKNT)......................  3.80     02/08/08        409,677
                                                                                            ------------
            Restaurants (0.1%)
     115    Tricon Global.............................................  8.875    04/15/11        128,924
                                                                                            ------------
            Savings Banks (0.7%)
     195    Household Finance Corp. ..................................  4.125    12/15/08        189,420
      70    Household Finance Corp. ..................................  5.875    02/01/09         70,720
      70    Household Finance Corp. ..................................  6.375    10/15/11         72,276
     230    Household Finance Corp. ..................................  6.40     06/17/08        233,810
     100    Sovereign Bank (Series CD)................................  4.00     02/01/08         97,562
     195    Washington Mutual Bank....................................  5.50     01/15/13        191,326
     180    Washington Mutual Inc. ...................................  8.25     04/01/10        194,143
                                                                                            ------------
                                                                                               1,049,257
                                                                                            ------------
            Trucks/Construction/Farm Machinery (0.3%)
      70    Caterpillar Financial Services Corp. (Series MTNF)........  3.625    11/15/07         68,373
     340    Caterpillar Financial Services Corp. (Series MTNF)........  5.259+   08/20/07        340,407
                                                                                            ------------
                                                                                                 408,780
                                                                                            ------------
            Wireless Telecommunications (0.2%)
     285    Vodafone Group PLC (United Kingdom).......................  5.59+    12/28/07        285,101
                                                                                            ------------
            Total Corporate Bonds (Cost $23,854,832).....................................     23,509,442
                                                                                            ------------
            U.S. Government Obligations (20.0%)
            U.S. Treasury Bonds
   1,100    ..........................................................  6.125    08/15/29      1,243,259
   5,350    ..........................................................  7.625    02/15/25      6,897,322
   6,550    ..........................................................  8.125    08/15/21      8,559,009
            U.S. Treasury Notes
   1,250    ..........................................................  4.25     08/15/13 -    1,198,291
                                                                                 11/15/13
   9,035    ..........................................................  ++  4.25 08/15/13      8,674,920
   4,190    U.S. Treasury Strip.......................................  0.00     08/15/20      2,032,510
                                                                                            ------------
            Total U.S. Government Obligations (Cost $28,499,371).........................     28,605,311
                                                                                            ------------

                       See Notes to Financial Statements
 16

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage-Backed Securities (14.5%)
            Federal Home Loan Mortgage Corp. Gold
 $   144    ..........................................................  6.50 %   01/01/31   $    147,005
     371    ..........................................................  7.50     10/01/29 -      384,585
                                                                                 06/01/32
            Federal National Mortgage Assoc.
     546    ..........................................................  6.50     08/01/32        554,436
   3,159    ..........................................................  7.00     01/01/32 -    3,244,035
                                                                                 02/01/36
     400    ..........................................................  7.00           ++        409,875
   1,323    ..........................................................  7.50     08/01/23 -    1,371,206
                                                                                 09/01/35
     486    ..........................................................  8.00     05/01/24 -      513,115
                                                                                 08/01/31
            Federal National Mortgage Assoc. (ARM)
     972    ..........................................................  1.354    07/01/36      1,004,949
     651    ..........................................................  5.358    07/01/36        673,266
     417    ..........................................................  5.663    07/01/33        422,939
     977    ..........................................................  6.116    03/01/36        997,594
   2,083    ..........................................................  6.164    01/01/36      2,143,175
   2,078    ..........................................................  6.165    01/01/36      2,134,566
     965    ..........................................................  6.17     03/01/36        991,727
   1,027    ..........................................................  6.389    05/01/36      1,060,976
   1,227    ..........................................................  6.406    04/01/36      1,268,483
   1,000    ..........................................................  6.489    05/01/36      1,033,284
   2,007    ..........................................................  6.671    04/01/36      2,097,147
      94    Federal National Mortgage Assoc. Dwarf....................  7.00     07/01/11 -       96,332
                                                                                 06/01/12
            Government National Mortgage Assoc.
      84    ..........................................................  7.50     08/15/25 -       87,597
                                                                                 10/15/26
      63    ..........................................................  8.00     06/15/26 -       66,485
                                                                                 07/15/26
                                                                                            ------------
            Total Mortgage-Backed Securities (Cost $20,797,594)..........................     20,702,777
                                                                                            ------------
            Asset-Backed Securities (13.5%)
            Finance/Rental/Leasing
     700    American Express Credit Account Master Trust 2002-3 A.....  5.479+   12/15/09        701,085
   1,275    American Express Credit Account Master Trust 2003-3 A.....  5.479+   11/15/10      1,277,991
     725    Banc of America Securities Auto Trust 2005-WF1 A3.........  3.99     08/18/09        715,379
     425    Capital Auto Receivables Asset Trust 2004-2 A.............  3.35     02/15/08        422,026
     725    Capital Auto Receivables Asset Trust 2005-1 A4............  4.05     07/15/09        716,200
     650    Caterpillar Financial Asset Trust 2005-A A3...............  3.90     02/25/09        642,380

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   184    CIT Equipment Collateral 2004-EF1 A3......................  3.50 %   09/20/08   $    181,621
     475    CNH Equipment Trust 2005-A A3.............................  4.02     04/15/09        469,695
     900    CNH Equipment Trust 2005-B A3.............................  4.27     01/15/10        884,811
     575    DaimlerChrysler Auto Trust 2005-B A3......................  4.04     09/08/09        568,628
     475    Ford Credit Auto Owner Trust 2005-B A3....................  4.17     01/15/09        471,179
     425    Ford Credit Auto Owner Trust 2006-A A3....................  5.05     03/15/10        422,868
     700    GE Equipment Small Ticket LLC 2005-2A.....................  4.88     10/22/09        695,260
     900    Harley-Davidson Motorcycle Trust 2005-1 A2................  3.76     12/17/12        881,039
     525    Harley-Davidson Motorcycle Trust 2005-2 A2................  4.07     02/15/12        512,290
     425    Hertz Vehicle Financing LLC 2005-2A A2....................  4.93     02/25/10        420,052
     400    Honda Auto Receivables Owner Trust 2005-2 A3..............  3.93     01/15/09        395,660
     650    Honda Auto Receivables Owner Trust 2005-3 A3..............  3.87     04/20/09        640,464
     575    Honda Auto Receivables Owner Trust 2005-6 A3..............  4.85     10/19/09        571,227
     450    Hyundai Auto Receivables Trust 2005-A A3..................  3.98     11/16/09        442,435
     140    MBNA Master Credit Card Trust 1999-B A....................  5.90     08/15/11        142,234
     800    Merrill Auto Trust Securitization 2005-1 A3...............  4.10     08/25/09        789,442
     575    National City Auto Receivables Trust 2004-A A4............  2.88     05/15/11        558,656
     825    Nissan Auto Receivables Owner Trust 2005-B A3.............  3.99     07/15/09        814,733
     175    TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2...  4.81     11/17/14        169,645
     950    USAA Auto Owner Trust 2004-2 A4...........................  3.58     02/15/11        931,903
     645    USAA Auto Owner Trust 2004-3 A3...........................  3.16     02/17/09        638,060
     563    USAA Auto Owner Trust 2005-1 A3...........................  3.90     07/15/09        557,491
     500    Volkswagen Auto Lease Trust 2005-A A3.....................  3.82     05/20/08        496,657
     750    Volkswagen Auto Loan Enhanced Trust 2005-1 A3.............  4.80     07/20/09        744,992
     213    Wachovia Auto Owner Trust 2004-B A3.......................  2.91     04/20/09        210,607
     400    Wachovia Auto Owner Trust 2005-A A3.......................  4.06     09/21/09        395,230
     575    Wachovia Auto Owner Trust 2005-B A3.......................  4.79     04/20/10        570,656
     189    World Omni Auto Receivables Trust 2004-A A3...............  3.29     11/12/08        187,707
                                                                                            ------------
            Total Asset-Backed Securities (Cost $19,438,313).............................     19,240,303
                                                                                            ------------
            Collateralized Mortgage Obligations (1.8%)
     725    Federal Home Loan Mortgage Corp. Whole Loan 2005-S001
              2A2.....................................................  5.535+   09/25/45        727,661
     991    Federal National Mortgage Assoc. 2006-28 1A1..............  5.495+   03/25/36        991,599
  11,463    Federal National Mortgage Assoc. 2006-28 1P (IO)..........  0.596+   03/25/36        295,524
   1,450    Federal National Mortgage Assoc. 2005-68 XI (IO)..........  6.00     08/25/35        569,321
                                                                                            ------------
            Total Collateralized Mortgage Obligations (Cost $2,266,376)..................      2,584,105
                                                                                            ------------

                       See Notes to Financial Statements
 18

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

NUMBER OF
CONTRACTS                                                                                     VALUE
-------------------------------------------------------------------------------------------------------
            Put Option Purchased (0.0%)
     247    90 day Euro $ June/2007 @ $94.25 (Cost $78,673).............................  $     58,663
                                                                                          ------------

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE
---------                                                              ------   ---------
            Short-Term Investments (7.2%)
            U.S. Government Obligation (a) (0.3%)
 $   400    U.S. Treasury Bill*** (Cost $390,782)....................  5.09 %    01/11/07        390,782
                                                                                            ------------
            Repurchase Agreement (6.9%)
   9,920    Joint repurchase agreement account (dated 07/31/06;
              proceeds $9,921,452) (b) (Cost $9,920,000).............  5.27      08/01/06      9,920,000
                                                                                            ------------
            Total Short-Term Investments (Cost $10,310,782)..............................     10,310,782
                                                                                            ------------

            Total Investments (Cost $144,420,936) (c)(d).....................   106.4%     152,054,737

            Liabilities in Excess of Other Assets............................    (6.4)      (9,088,205)
                                                                                -----     ------------
            Net Assets.......................................................   100.0%    $142,966,532
                                                                                =====     ============

---------------------

    ADR  American Depositary Receipt.
    ARM  Adjustable Rate Mortgage.
    IO   Interest Only Security.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $380,000.
     +   Floating rate security; rate shown is the rate in effect at
         July 31, 2006.
    ++   Security purchased on a forward commitment basis with an
         approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    ++   Security purchased on a forward commitment basis.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $38,240,597 in connection with open futures
         contracts and securities purchased on a forward commitment basis.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $10,796,868 and the aggregate gross unrealized depreciation is $3,163,067, resulting in net unrealized appreciation of $7,633,801.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENT - JULY 31, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

                                                                                     UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY           UNDERLYING FACE         APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR              AMOUNT AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------
   142         Long      U.S. Treasury Notes 5 Year,          $ 14,799,063            $ 78,338
                                September 2006
    10         Long      U.S. Treasury Notes 10 Year,            1,060,312              14,504
                                September 2006
    13         Short     U.S. Treasury Bonds 20 Year,           (1,407,656)            (26,130)
                                September 2006
    59         Short     U.S. Treasury Notes 2 Year,           (12,004,657)            (39,163)
                                September 2006
                                                                                      --------
                         Net Unrealized Appreciation............................      $ 27,549
                                                                                      ========

                       See Notes to Financial Statements
 20

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $144,420,936).......................................  $152,054,737
Cash........................................................           929
Receivable for:
    Interest................................................     1,089,722
    Investments sold........................................       424,584
    Shares of beneficial interest sold......................        77,699
    Dividends...............................................        50,316
    Variation margin........................................         5,124
Prepaid expenses and other assets...........................        47,252
                                                              ------------
    Total Assets............................................   153,750,363
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     9,977,504
    Shares of beneficial interest redeemed..................       395,931
    Distribution fee........................................       107,179
    Investment advisory fee.................................        63,539
    Administration fee......................................         9,775
    Transfer agent fee......................................         3,373
Accrued expenses and other payables.........................       226,530
                                                              ------------
    Total Liabilities.......................................    10,783,831
                                                              ------------
    Net Assets..............................................  $142,966,532
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $133,333,789
Net unrealized appreciation.................................     7,661,350
Accumulated undistributed net investment income.............         3,043
Accumulated undistributed net realized gain.................     1,968,350
                                                              ------------
    Net Assets..............................................  $142,966,532
                                                              ============
Class A Shares:
Net Assets..................................................   $22,641,987
Shares Outstanding (unlimited authorized, $.01 par value)...     1,831,156
    Net Asset Value Per Share...............................        $12.36
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $13.04
                                                              ============
Class B Shares:
Net Assets..................................................   $84,886,936
Shares Outstanding (unlimited authorized, $.01 par value)...     6,893,782
    Net Asset Value Per Share...............................        $12.31
                                                              ============
Class C Shares:
Net Assets..................................................   $34,529,012
Shares Outstanding (unlimited authorized, $.01 par value)...     2,800,415
    Net Asset Value Per Share...............................        $12.33
                                                              ============
Class D Shares:
Net Assets..................................................      $908,597
Shares Outstanding (unlimited authorized, $.01 par value)...        73,698
    Net Asset Value Per Share...............................        $12.33
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2006 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 2,576,666
Dividends (net of $22,872 foreign withholding tax)..........      614,356
                                                              -----------
    Total Income............................................    3,191,022
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................       28,258
Distribution fee (Class B shares)...........................      466,333
Distribution fee (Class C shares)...........................      186,286
Investment advisory fee.....................................      400,762
Shareholder reports and notices.............................      171,975
Transfer agent fees and expenses............................      107,451
Administration fee..........................................       61,656
Professional fees...........................................       58,565
Registration fees...........................................       29,255
Custodian fees..............................................       27,644
Trustees' fees and expenses.................................          928
Other.......................................................       18,195
                                                              -----------
    Total Expenses..........................................    1,557,308

Less: expense offset........................................         (476)
                                                              -----------
    Net Expenses............................................    1,556,832
                                                              -----------
    Net Investment Income...................................    1,634,190
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................    3,988,455
Futures contracts...........................................       53,858
Options.....................................................       12,242
                                                              -----------
    Net Realized Gain.......................................    4,064,555
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (5,168,106)
Futures contracts...........................................       28,059
Options.....................................................      (20,010)
                                                              -----------
    Net Depreciation........................................   (5,160,057)
                                                              -----------
    Net Loss................................................   (1,095,502)
                                                              -----------
Net Increase................................................  $   538,688
                                                              ===========

                       See Notes to Financial Statements
 22

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2006   JANUARY 31, 2006
                                                              -------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  1,634,190      $  3,339,217
Net realized gain...........................................     4,064,555        11,725,472
Net change in unrealized depreciation.......................    (5,160,057)       (5,507,219)
                                                              ------------      ------------
    Net Increase............................................       538,688         9,557,470
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (300,411)         (538,035)
    Class B shares..........................................      (878,248)       (2,361,571)
    Class C shares..........................................      (357,089)         (889,437)
    Class D shares..........................................       (14,117)          (41,670)
Net realized gain
    Class A shares..........................................      (430,522)       (1,182,901)
    Class B shares..........................................    (1,715,618)       (5,804,185)
    Class C shares..........................................      (684,221)       (2,188,127)
    Class D shares..........................................       (18,066)          (64,026)
                                                              ------------      ------------
    Total Dividends and Distributions.......................    (4,398,292)      (13,069,952)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (21,713,253)      (26,657,384)
                                                              ------------      ------------
    Net Decrease............................................   (25,572,857)      (30,169,866)
Net Assets:
Beginning of period.........................................   168,539,389       198,709,255
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $3,043 and
dividends in excess of net investment income of $81,282,
respectively)...............................................  $142,966,532      $168,539,389
                                                              ============      ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Options -- When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,774,985 at July 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

The Distributor has informed the Fund that for the six months ended July 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $148,277 and $2,502, respectively and received $9,537 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales, maturities and prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2006, aggregated $54,153,032 and $74,085,012, respectively. Included in the aforementioned are purchases and sales, maturities and prepayments of U.S. Government securities of $46,502,161 and $49,001,449, respectively. The Fund had purchases with other Morgan Stanley funds of $24,000.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These future and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JULY 31, 2006                 JANUARY 31, 2006
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      95,160   $  1,187,180          264,863   $  3,475,020
Conversion from Class B...........................     235,472      2,943,127        1,302,350     16,907,628
Reinvestment of dividends and distributions.......      46,915        571,338          105,157      1,336,171
Redeemed..........................................    (353,588)    (4,420,005)        (514,896)    (6,743,161)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................      23,959        281,640        1,157,474     14,975,658
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     146,794      1,834,474          951,941     12,432,158
Conversion to Class A.............................    (236,412)    (2,943,127)      (1,307,463)   (16,907,628)
Reinvestment of dividends and distributions.......     161,358      1,955,714          483,645      6,120,943
Redeemed..........................................  (1,409,456)   (17,555,910)      (3,119,370)   (40,679,978)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................  (1,337,716)   (16,708,849)      (2,991,247)   (39,034,505)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      62,813        788,917          323,214      4,214,224
Reinvestment of dividends and distributions.......      73,876        896,134          206,479      2,615,217
Redeemed..........................................    (531,023)    (6,621,496)        (678,101)    (8,831,850)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................    (394,334)    (4,936,445)        (148,408)    (2,002,409)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................       2,414         30,465           35,650        462,004
Reinvestment of dividends and distributions.......       2,298         27,913            6,628         84,009
Redeemed..........................................     (32,446)      (407,977)         (87,220)    (1,142,141)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class D............................     (27,734)      (349,599)         (44,942)      (596,128)
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................  (1,735,825)  $(21,713,253)      (2,027,123)  $(26,657,384)
                                                    ==========   ============       ==========   ============

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

10. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED) continued

11. Subsequent Event -- Fund Merger

On September 18, 2006, the Fund was acquired by Morgan Stanley Balanced Growth Fund ("Balance Growth") based on the respective valuations as of the close of business on September 15, 2006 pursuant to a Plan of Reorganization approved by the shareholders of the fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 2,415,880 Class A shares of Balanced Growth at a net asset of $14.52 per share for $35,074,372 Class A shares of the Fund; 4,914,367 Class B shares of Balanced Growth at a net asset value of $14.53 per share for $71,415,649 Class B shares of the Fund; 5,008,116 Class C shares of Balanced Growth at a net asset value of $14.54 per share for $72,798,275 Class C shares of the Fund; and 72,948 Class D shares of Balanced Growth at a net asset value of $14.51 per share for $1,058,382 Class D shares of the Fund. The net assets of Balanced Growth and the Fund immediately before the acquisition were $180,346,678 and $137,644,097, respectively, including unrealized appreciation of $7,514,281 for the Fund. Immediately after the acquisition, the combined net assets of Balanced Growth amounted to $317,990,775.

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                     FOR THE YEAR ENDED JANUARY 31,
                                                        MONTHS ENDED           --------------------------------------------------
                                                        JULY 31, 2006            2006       2005       2004       2003      2002
                                                        -------------          --------   --------   --------   --------   ------
                                                         (unaudited)
Class A Shares:
Selected Per Share Data:

Net asset value, beginning of period..................     $12.68               $12.98     $12.66     $11.45     $12.35    $12.42
                                                           ------               ------     ------     ------     ------    ------

Income (loss) from investment operations:
    Net investment income++...........................       0.17                 0.33       0.30       0.26       0.33      0.43
    Net realized and unrealized gain (loss)...........      (0.08)                0.44       0.39       1.28      (0.84)    (0.06)
                                                           ------               ------     ------     ------     ------    ------

Total income (loss) from investment operations........       0.09                 0.77       0.69       1.54      (0.51)     0.37
                                                           ------               ------     ------     ------     ------    ------

Less dividends and distributions from:
    Net investment income.............................      (0.17)               (0.37)     (0.37)     (0.33)     (0.39)    (0.44)
    Net realized gain.................................      (0.24)               (0.70)     --         --         --         --
                                                           ------               ------     ------     ------     ------    ------

Total dividends and distributions.....................      (0.41)               (1.07)     (0.37)     (0.33)     (0.39)    (0.44)
                                                           ------               ------     ------     ------     ------    ------

Net asset value, end of period........................     $12.36               $12.68     $12.98     $12.66     $11.45    $12.35
                                                           ======               ======     ======     ======     ======    ======

Total Return+.........................................       0.76%(1)             6.05%      5.55%     13.65%     (4.19)%    3.13%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)................       1.39%(2)             1.15%      1.08%      1.09%      1.08%     1.16%

Net investment income.................................       2.75%(2)             2.49%      2.39%      2.15%      2.79%     3.44%

Supplemental Data:
Net assets, end of period, in thousands...............    $22,642              $22,918     $8,434     $7,318     $3,125    $2,216

Portfolio turnover rate...............................         36%(1)               78%        89%       174%       173%       99%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 32

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX               FOR THE YEAR ENDED JANUARY 31,
                                               MONTHS ENDED    ----------------------------------------------------
                                               JULY 31, 2006     2006       2005       2004       2003       2002
                                               -------------   --------   --------   --------   --------   --------
                                                (unaudited)
Class B Shares:
Selected Per Share Data:

Net asset value, beginning of period.........      $12.63        $12.93     $12.61     $11.40     $12.31     $12.39
                                                   ------        ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++..................        0.12          0.23       0.20       0.17       0.24       0.34
    Net realized and unrealized gain
    (loss)...................................       (0.08)         0.44       0.39       1.28      (0.85)     (0.07)
                                                   ------        ------     ------     ------     ------     ------

Total income (loss) from investment
 operations..................................        0.04          0.67       0.59       1.45      (0.61)      0.27
                                                   ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income....................       (0.12)        (0.27)     (0.27)     (0.24)     (0.30)     (0.35)
    Net realized gain........................       (0.24)        (0.70)     --         --         --         --
                                                   ------        ------     ------     ------     ------     ------

Total dividends and distributions............       (0.36)        (0.97)     (0.27)     (0.24)     (0.30)     (0.35)
                                                   ------        ------     ------     ------     ------     ------

Net asset value, end of period...............      $12.31        $12.63     $12.93     $12.61     $11.40     $12.31
                                                   ======        ======     ======     ======     ======     ======

Total Return+................................        0.44%(1)      5.16%      4.83%     12.77%     (4.98)%     2.32%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......        2.14%(2)      1.91%      1.84%      1.86%      1.84%      1.91%

Net investment income........................        2.00%(2)      1.73%      1.63%      1.38%      2.03%      2.68%

Supplemental Data:
Net assets, end of period, in thousands......     $84,887      $103,938   $145,072   $169,135   $135,146   $101,957

Portfolio turnover rate......................          36%(1)        78%        89%       174%       173%        99%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX              FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED    --------------------------------------------------
                                                  JULY 31, 2006      2006       2005      2004      2003      2002
                                                  -------------   ----------   -------   -------   -------   -------
                                                   (unaudited)

Class C Shares:
Selected Per Share Data:

Net asset value, beginning of period............      $12.65        $12.95      $12.63    $11.42    $12.33    $12.41
                                                      ------        ------      ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment income++.....................        0.12          0.23        0.21      0.17      0.24      0.33
    Net realized and unrealized gain (loss).....       (0.08)         0.45        0.38      1.28     (0.85)    (0.05)
                                                      ------        ------      ------    ------    ------    ------

Total income (loss) from investment
 operations.....................................        0.04          0.68        0.59      1.45     (0.61)     0.28
                                                      ------        ------      ------    ------    ------    ------

Less dividends and distributions from:
    Net investment income.......................       (0.12)        (0.28)      (0.27)    (0.24)    (0.30)    (0.36)
    Net realized gain...........................       (0.24)        (0.70)      --        --        --        --
                                                      ------        ------      ------    ------    ------    ------

Total dividends and distributions...............       (0.36)        (0.98)      (0.27)    (0.24)    (0.30)    (0.36)
                                                      ------        ------      ------    ------    ------    ------

Net asset value, end of period..................      $12.33        $12.65      $12.95    $12.63    $11.42    $12.33
                                                      ======        ======      ======    ======    ======    ======

Total Return+...................................        0.46%(1)      5.25%       4.84%    12.74%    (5.00)%    2.32%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)..........        2.14%(2)      1.89%       1.77%     1.85%     1.84%     1.91%

Net investment income...........................        2.00%(2)      1.75%       1.70%     1.39%     2.03%     2.68%

Supplemental Data:
Net assets, end of period, in thousands.........     $34,529       $40,401     $43,308   $43,092   $32,439   $33,321

Portfolio turnover rate.........................          36%(1)        78%         89%      174%      173%       99%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 34

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                         FOR THE SIX            FOR THE YEAR ENDED JANUARY 31,
                                                        MONTHS ENDED    ----------------------------------------------
                                                        JULY 31, 2006      2006       2005     2004     2003     2002
                                                        -------------   ----------   ------   ------   ------   ------
                                                         (unaudited)
Class D Shares:
Selected Per Share Data:

Net asset value, beginning of period..................     $12.65         $12.95     $12.63   $11.42   $12.33   $12.40
                                                           ------         ------     ------   ------   ------   ------

Income (loss) from investment operations:
    Net investment income++...........................       0.19           0.36       0.33     0.29     0.34     0.45
    Net realized and unrealized gain (loss)...........      (0.09)          0.44       0.39     1.28    (0.83)   (0.05)
                                                           ------         ------     ------   ------   ------   ------

Total income (loss) from investment operations........       0.10           0.80       0.72     1.57    (0.49)    0.40
                                                           ------         ------     ------   ------   ------   ------

Less dividends and distributions from:
    Net investment income.............................      (0.18)         (0.40)     (0.40)   (0.36)   (0.42)   (0.47)
    Net realized gain.................................      (0.24)         (0.70)      --       --       --       --
                                                           ------         ------     ------   ------   ------   ------

Total dividends and distributions.....................      (0.42)         (1.10)     (0.40)   (0.36)   (0.42)   (0.47)
                                                           ------         ------     ------   ------   ------   ------

Net asset value, end of period........................     $12.33         $12.65     $12.95   $12.63   $11.42   $12.33
                                                           ======         ======     ======   ======   ======   ======

Total Return+.........................................       0.96%(1)       6.24%      5.80%   13.94%   (4.04)%   3.37%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)................       1.14%(2)       0.91%      0.84%    0.86%    0.84%    0.91%

Net investment income.................................       3.00%(2)       2.73%      2.63%    2.38%    3.03%    3.68%

Supplemental Data:
Net assets, end of period, in thousands...............       $909         $1,283     $1,895   $3,034   $1,476     $496

Portfolio turnover rate...............................         36%(1)         78%        89%     174%     173%      99%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Balanced Income Fund

Semiannual Report
July 31, 2006

[MORGAN STANLEY LOGO]

BINSAR-38400RPT-RA06-00856P-Y07/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006


                                       3